Transactions with Related Parties - Statement of Operations (Details) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Transactions with Related Parties
Voyage revenues	$ 431,431	$ 418,397
Voyage expenses	(12,062)	(13,537)
General and Administrative Expense [Abstract]
Rent	(10)	(6)
Amortization of CEO stock based compensation	(15,635)	(17,597)
Sigma and Blue Fin pool [Member]
Transactions with Related Parties
Voyage revenues	5,348	0
Cardiff [Member]
Transactions with Related Parties
Voyage expenses	0	(2,811)
Gain on sale of assets commisions	0	435
General and Administrative Expense [Abstract]
Professional and Contract Services Expense	0	(8,492)
Professional Fees	0	(1,490)
TMS Tankers [Member]
Transactions with Related Parties
Voyage expenses	(67)	0
General and Administrative Expense [Abstract]
Professional and Contract Services Expense	(787)	0
TMS Bulkers [Member]
Transactions with Related Parties
Voyage expenses	(2,359)	0
General and Administrative Expense [Abstract]
Professional and Contract Services Expense	(13,672)	0
Fabiana [Member]
General and Administrative Expense [Abstract]
Officers' Compensation	(1,919)	(1,797)
Vivid [Member]
General and Administrative Expense [Abstract]
Professional/Financial Fees	$ (205)	$ 0